Credit-related arrangements, repurchase agreements and commitments - Repurchase Agreements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) position	Dec. 31, 2023 USD ($) position
Loss Contingencies [Line Items]
Securities purchased under agreements to resell	$ 1,205,373	$ 187,274
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Loss Contingencies [Line Items]
Resell agreements, number of open positions | position	15	5
Resell agreements, maturity period (less than)	120 days
Securities purchased under agreements to resell	$ 1,200,000	$ 187,300
Non-US governments debt securities
Loss Contingencies [Line Items]
Resell agreements, number of open positions | position	1	0
Resell agreements, maturity period (less than)	30 days
Carrying value of repurchase agreement	$ 92,600	$ 0